Stockholders Deficit (Details Narrative) - USD ($)		12 Months Ended
	May 08, 2023	Dec. 31, 2023	Dec. 31, 2022
Preference shares, shares authorized		5,000,000	5,000,000
Stock options grants to employees		143,581
Stock option exercise price		$ 1.00
Stock options exercised		3,000,000
Common stock shares par value		$ 0.0001
Common stock shares issued		200,000,000
Common stock shares, outstanding		22,812,048	13,387,344
Common share base value		$ 0.0001	$ 0.0001
Stock based compensation		$ 715,727	$ 546,460
Unrecognized Stock based compensation		$ 2,675,223
Common Stock, Shares Authorized		205,000,000
Mr Huang [Member] | Chief Executive Officer
Stock granted		100,000
Victor Hauang and Derek Xu
Warrants to Purchase Common Stock by each founders	1,344,951	53,800
Purchased warrants value	$ 2,136,115	$ 15,418
Warrants exercise price	$ 1.77	$ 6.50
Fair market stock price	$ 1.89	$ 1.77
Warrants interest rate	3.41%	3.41%
Volatility	39.40%	39.40%
Stock Incentive Plan
Stock options outstanding		4,664,589
Average stocks exercise price		$ 0.55
Stock options grants to employees		502,522	492,695
Stock option exercise price		$ 1.67	$ 1.64
Forfeited common stock per value		$ 5.96
Stock option granted		2,675,223
Amount payment for stock option		$ 250,000
Common stock shares issued		2,637,150
Unrecognized Stock based compensation		$ 635,351
Common Stock, Shares Authorized		1,500,000
Aggregate intrinsic value		$ 4,664,589	$ 5,394,000
Super Simple AI, Inc
Common share base value		$ 0.12
Common shares outstanding		1,758,100